Investment Strategy - F/m Compoundr U.S. Aggregate Bond ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

The F/m Compoundr U.S. Aggregate Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate total return, through exposure to U.S. investment-grade aggregate bonds, while minimizing dividend and/or distribution payments. The Fund is a “fund of funds,” meaning that rather than directly investing in U.S. investment-grade aggregate bonds, the Fund primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that primarily invest in U.S. dollar denominated investment-grade bonds. For purposes of this policy, “investment-grade bonds” includes fixed rate, non-convertible, taxable, investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings, and Fitch Ratings Inc.) government bonds, investment grade corporate bonds, investment-grade mortgage pass-through securities, investment-grade commercial mortgage-backed securities and other investment-grade asset-backed securities that are publicly for sale in the United States.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve tax-managed exposure to U.S. investment-grade aggregate bonds. Underlying Fund dividends are paid to shareholders of record on the record date, and the Adviser seeks to manage the Fund’s portfolio such that it does not hold Underlying Fund shares on any dividend record date. Accordingly, the Fund may temporarily rotate into and out of Underlying Funds at the discretion of the Adviser to avoid receiving a dividend distribution, or for other reasons. To achieve such a rotation, the Fund typically will effect in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions..

The Fund may also invest in cash and cash equivalents and/or money market instruments for cash management purposes.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments, although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that primarily invest in U.S. dollar denominated investment-grade bonds.